Deferred Revenue - Movement (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Deferred revenue		$ 86,055	$ 94,222	$ 0
Current portion of deferred revenue		16,580	10,511
Deferred revenue		69,476	83,711
Advances received		3,207	100,000
Accretion of deferred revenue		3,407	1,501
Amortization of deferred revenue		$ (14,781)	(7,279)
Cumulative quantity delivered | oz		15,255
Amortization due to change in estimate		$ 300
Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization of deferred revenue		$ (14,781)	$ (7,279)
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity delivered (in ounce) | oz		10,082	5,173
Advances received	$ 100,000
Amortization of deferred revenue		$ (14,800)
Royal Gold | Gold, Resource Growth
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received		1,700
Royal Gold | Gold Exploration
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received		$ 1,500